UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 99.02%
Corporate Revenue Bonds – 9.84%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project) Series
B 5.25% 12/1/29 (AMT)	$7,500,000	$3,874,725
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	3,875,000	3,905,148
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	2,281,830
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	2,941,470
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue (Electric &
Power Co. Project) Series A 3.60% 2/1/32	2,100,000	2,056,404
Chicago, Illinois O’Hare International Airport Special Facilities Revenue (American Airlines
Inc. Project) 5.50% 12/1/30	2,500,000	1,360,400
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,654,252
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Senior Series A-1 5.125% 6/1/47	1,500,000	1,174,365
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,675,998
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,851,360
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,657,836
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,126,480
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	2,984,370
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	5,000,000	5,082,899
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/2/29 (AMT)	5,000,000	5,114,749
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,971,230
•Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,630,108
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13	1,250,000	1,329,013
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	4,776,900
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	502,115
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	450,410
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,988,148
ΩTobacco Settlement Financing Corporation, Virginia Senior Convertible Series B-2 5.20% 6/1/46	2,500,000	1,521,825
		60,912,035
Education Revenue Bonds – 6.61%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF Faculty
Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,370,330
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern
University) 5.25% 4/1/27 (RADIAN)	1,000,000	1,003,370
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	3,047,352
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	4,000,000	3,390,600
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College
Project) Series C	810,000	834,665
6.00% 10/1/17
6.125% 10/1/29	1,000,000	1,008,280

New Hampshire Higher Educational & Health Facilities Authority Revenue (New Hampton
School Issue) 5.375% 10/1/28	3,070,000	2,934,521
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A
5.00% 7/1/32 (MBIA)	2,000,000	2,005,600
^5.50% 7/1/21 (MBIA)	2,000,000	1,037,360
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,750,000	1,487,640
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy
Project) Series A	1,150,000	1,010,160
5.25% 6/15/25
5.35% 6/15/32	2,300,000	1,942,373
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards University Project) 4.75% 6/1/32	1,150,000	1,037,231
Texas A & M University Revenue Financing System
5.00% 5/15/17	9,060,000	10,003,327
5.00% 5/15/20	7,700,000	8,357,580
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	483,030
		40,953,419
Electric Revenue Bonds – 1.83%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,014,250
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,034,140
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,205,654
Puerto Rico Electric Power Authority Power Revenue Series PP 5.00% 7/1/25 (FGIC)	1,000,000	987,520
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)	1,000,000	1,113,090
		11,354,654
Escrowed to Maturity Bonds – 6.59%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	440,000	481,034
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	908,828
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	3,490,000	3,908,416
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding
(SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)	500,000	539,470
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,590,650
5.50% 1/1/15 (FGIC)	7,310,000	8,270,973
5.50% 1/1/16 (FGIC)	1,000,000	1,138,280
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	16,247,955
Umatilla County, Oregon Hospital Facility Authority Revenue (Catholic Health Initiatives) Series A 5.50% 3/1/32	1,000,000	1,051,010
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,696,320
		40,832,936
Health Care Revenue Bonds – 12.76%
Allegheny County, Pennsylvania Hospital Development Authority Revenue (University of
Pittsburgh Medical Center) Series A 5.00% 9/1/14	5,575,000	5,883,521
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	599,967
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,010,220
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	905,000	907,045
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,428,945
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,099,554
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,570,000	2,199,303
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	7,500,000	7,679,775
Escambia County, Florida Health Facilities Authority (Health Care Facilities Loan (VHA
Program) 5.95% 7/1/20 (AMBAC)	560,000	591,741
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,057,110
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,009,100
Indian River County, Florida Hospital District Revenue Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,028,500

Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue First
Mortgage (Mountain States Health) Series A 5.50% 7/1/36	3,000,000	2,855,880
Joplin, Missouri Industrial Development Authority Health Facilities Revenue (Freeman Health
System Project) 5.75% 2/15/35	405,000	407,993
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital Revenue
(East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,000,000	1,000,380
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,060,360
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup) Series E-1 5.125% 7/1/38	2,000,000	1,951,960
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,571,400
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,526,000
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,113,880
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding
(Lake Regional Health System Project) 5.70% 2/15/34	500,000	501,640
Montgomery County, Pennsylvania Industrial Development Authority Retirement Community Revenue (Acts
Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,644,560
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System) 5.25% 10/1/22	3,500,000	3,619,700
New York State Dormitory Authority Revenue (Non State Supported Debt-Orange Regional
Medical Center) 6.50% 12/1/21	2,745,000	2,880,246
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	4,000,000	3,919,320
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	5,530,000	5,152,688
North Kansas City, Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)	500,000	513,185
Palm Beach County, Florida Health Facilities Authority Revenue (Boca Raton Community Hospital) 5.625% 12/1/31	2,000,000	1,942,920
Prince William County, Virginia Industrial Development Authority Hospital Revenue (Potomac
Hospital Corp.) 5.35% 10/1/36	1,750,000	1,734,723
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,210,176
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.625% 9/1/26	2,500,000	2,396,600
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional
Medical Center) Series B 6.00% 12/1/15 (MBIA)	2,500,000	2,506,675
		79,005,067
Housing Revenue Bonds – 2.76%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	340,000	340,945
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	701,232
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,769,258
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	2,002,760
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,280
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)	1,150,000	1,151,932
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake Preservation)
Series A-1 5.80% 12/20/41 (GNMA)	2,000,000	2,051,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,472,285
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	235,000	228,542
Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)	30,000	30,462
Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)	20,000	20,352
Loan C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)	30,000	30,557
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,443,610
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	496,445
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	160,000	165,874
Series E 6.95% 1/1/26 (GNMA) (FNMA)	155,000	158,038
Orange County, Florida Housing Finance Authority Homeowner Revenue Series B 5.25%
3/1/33 (GNMA) (FNMA) (AMT)	175,000	170,956

Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue
(Pier Park Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	960,000	961,661
Oregon State Housing & Community Services Department Mortgage Revenue Single Family
Mortgage Program Series R 5.375% 7/1/32 (AMT)	780,000	776,935
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	140,000	141,820
St. Louis County, Missouri Industrial Development Authority Housing Development Revenue
Refunding (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)	1,000,000	1,001,870
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series
A 5.60% 1/1/44 (FSA) (AMT)	500,000	497,070
		17,114,024
Lease Revenue Bonds – 3.69%
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (FSA)	700,000	750,456
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,442,692
5.50% 12/1/24	2,480,000	2,462,739
5.625% 12/1/28	2,930,000	2,893,170
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	611,582
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	508,465
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,021,830
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	928,912
Series I 5.25% 7/1/33	9,075,000	9,036,976
St. Augustine, Florida Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)	1,000,000	1,006,950
St. Charles County, Missouri Public Water Supply District #2 Revenue Certificates of Participation
(Missouri Project) Series B 5.10% 12/1/25 (MBIA)	500,000	507,435
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,657,808
		22,829,015
Local General Obligation Bonds – 6.03%
Belleville, Illinois Tax Increment Revenue (Frank Scott Parkway Redevelopment) Series A 5.70% 5/1/36	1,350,000	1,208,277
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,169,800
5.25% 2/1/29 (PSF)	2,960,000	3,058,272
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (MBIA)	695,000	696,960
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,491,759
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	3,475,000	2,270,322
Hollywood Community, Florida Redevelopment Agency 5.625% 3/1/24	1,200,000	1,213,980
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)	500,000	517,350
Lammersville, California School District Community Facilities District #2002 (Mountain
House) 5.125% 9/1/35	4,125,000	3,528,030
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)	75,000	77,699
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)	1,250,000	1,339,038
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/26	500,000	500,950
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,042,789
Series J 5.25% 6/1/28	2,055,000	2,118,726
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,082,260
		37,316,212
§Pre-Refunded Bonds – 22.04%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,540,180
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,418
Deschutes County, Oregon Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,071,250
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,360,788
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital) 5.25% 2/15/33-14	5,000,000	5,511,450

Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,084,770
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
5.50% 6/1/43-13	9,000,000	9,825,120
5.625% 6/1/38-13	7,500,000	8,230,275
Greene County, Missouri Reorganization School District R8 (Direct Deposit Project) 5.10%
3/1/22-16 (FSA)	1,500,000	1,593,075
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours Health
System) Series A 5.60% 11/15/30-11	130,000	144,062
Highlands County, Florida Health Facilities Authority (Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,664,475
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,632,700
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
Construction & Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,076,900
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,243,303
Lee County, Florida Airport Revenue Series B 5.75% 10/1/33-10 (FSA)	3,000,000	3,257,040
Lewisville, Texas Independent School District 6.15% 8/15/21-09 (PSF)	2,085,000	2,187,102
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)	1,500,000	1,542,240
Lincoln County, Oregon School District 5.25% 6/15/12-09 (FGIC)	700,000	723,667
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,233,560
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
5.50% 5/15/32-26	1,500,000	1,706,355
Maryland State Economic Development Corporation, Student Housing Revenue (University of
Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,256,974
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
Pharmacy Project) Series C 5.75% 7/1/33-13	1,500,000	1,699,635
Miami-Dade County, Florida Educational Facilities Authority (University of Miami)
5.00% 4/1/34-14 (AMBAC)	7,000,000	7,636,440
Series A 5.75% 4/1/29-10 (AMBAC)	2,000,000	2,144,540
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,159,570
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,204,343
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,311,702
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,193,098
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
Project) 5.125% 11/1/34-14	1,250,000	1,384,625
Orange County, Florida Health Facilities Authority Revenue (Adventist Health System) 5.625%
11/15/32-12	1,000,000	1,111,760
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	1,575,000	1,715,333
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,355,520
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation - Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,415,800
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	3,000,000	3,214,110
Series G 5.00% 7/1/42-13	525,000	573,788
Series K 5.00% 7/1/35-15	3,500,000	3,892,980
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	920,000	988,586
Series A 5.125% 7/1/31-11	3,495,000	3,755,552
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,577,020
Series NN 5.125% 7/1/29-13	1,400,000	1,538,292
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	175,000	191,702
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (FSA)	10,000,000	10,725,199
South Broward, Florida Hospital District Revenue (Memorial Health Care System) 5.625%
5/1/32-12	3,000,000	3,314,370
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33-13	4,000,000	4,364,840

St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,783,572
Tampa, Florida Utilities Tax Revenue Series A
6.00% 10/1/17-09 (AMBAC)	1,000,000	1,061,020
6.125% 10/1/18-09 (AMBAC)	1,000,000	1,062,650
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)	1,250,000	1,342,350
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	765,000	885,327
		136,494,428
Special Tax Revenue Bonds – 6.58%
Bi-State Development Agency Missouri - Illinois Metropolitan District (Metrolink Cross County
Project) Series B 5.00% 10/1/32 (FSA)	2,000,000	2,037,340
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)	1,000,000	1,019,770
Jacksonville, Florida Excise Taxes Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	1,010,410
5.125% 10/1/32 (FGIC)	1,000,000	1,004,560
Michigan, Municipal Bond Authority Revenue (State Clean Water Revolving Foundation)
5.00% 10/1/14	7,000,000	7,702,380
5.00% 10/1/15	3,000,000	3,313,290
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	1,500,000	1,261,905
5.00% 1/1/32
5.125% 1/1/37	1,500,000	1,258,140
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	963,820
5.75% 6/15/34	2,000,000	1,952,480
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,103,950
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,050,720
Palm Beach County, Florida Criminal Justice Facilities Revenue 5.75% 6/1/12 (FGIC)	10,000,000	10,980,500
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75%
10/1/20 (MBIA)	1,000,000	1,098,960
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16	1,000,000	1,001,470
		40,759,695
State General Obligation Bonds – 11.90%
California State
5.00% 11/1/21	4,515,000	4,715,511
5.00% 2/1/26 (AMBAC)	5,570,000	5,645,975
5.25% 2/1/30 (MBIA)	3,490,000	3,598,609
Georgia State Series E 5.00% 8/1/12	7,425,000	8,028,950
Maryland State & Local Facilities Land Capital Improvement
Second Series 5.00% 8/1/14	3,500,000	3,861,795
Second Series 5.00% 8/1/16	4,000,000	4,457,520
Series A 5.00% 3/1/12	8,000,000	8,599,999
Pennsylvania State First Series
5.00% 7/1/11	5,955,000	6,356,010
5.25% 2/1/14 (MBIA)	6,455,000	7,141,167
Puerto Rico Commonwealth Public Improvement
5.25% 7/1/27 (FSA)	705,000	732,192
Series A 5.125% 7/1/31	7,880,000	7,728,074
Series A 5.25% 7/1/23	500,000	502,040
Series A 5.50% 7/1/19 (MBIA)	11,500,000	12,323,284
		73,691,126
Transportation Revenue Bonds – 6.13%
Branson, Missouri Regional Airport Transportation Development District Revenue (Branson
Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	1,302,135
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	3,447,413
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,402,999
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,499,925
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	915,000	922,485
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	2,000,000	2,006,540
Metropolitan, New York Transportation Authority Revenue Series A 5.00% 11/15/18	5,300,000	5,705,079
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (MBIA)	6,240,000	6,820,944

North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	7,025,000	7,598,942
•Series E-3 5.75% 1/1/38	4,320,000	4,605,034
Orlando & Orange County, Florida Expressway Authority Revenue Series A 5.00% 7/1/32 (FSA)	1,380,000	1,416,432
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42	275,000	264,129
		37,992,057
Water & Sewer Revenue Bonds – 2.26%
Florida Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)	500,000	505,920
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	1,000,000	1,028,680
Missouri State Environmental Improvement & Energy Resource Authority Water Pollution
Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)	1,060,000	1,063,222
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series A 5.25% 6/15/34	3,705,000	3,821,189
(Second General Resolution) Series DD 4.50% 6/15/39 (FSA)	3,000,000	2,923,980
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (FSA)	1,000,000	1,173,430
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	514,417
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,972,365
		14,003,203
Total Municipal Bonds (cost $601,246,598)		613,257,871

Total Value of Securities – 99.02%
(cost $601,246,598)		613,257,871
Receivables and Other Assets Net of Liabilities (See Notes) – 0.98%		6,040,241
Net Assets Applicable to 55,944,542 Shares Outstanding – 100.00%		$619,298,112

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$601,246,598
Aggregate unrealized appreciation	26,424,488
Aggregate unrealized depreciation	(14,413,215)
Net unrealized appreciation	$ 12,011,273

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $4,894,533 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,822,387 expires in 2008, and $72,146 expires in 2009.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 19% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.84%
Corporate Revenue Bonds – 6.48%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	$2,000,000	$1,826,120
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	2,120,000	2,136,494
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	760,610
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,126,126
•Connecticut State Development Authority Pollution Control Revenue
(Connecticut Light & Power) Series A 3.35% 5/1/31 (AMBAC) (AMT)	1,300,000	1,304,563
•Farmington, New Mexico Pollution Control Revenue (El Paso Electric Co. Project) Series A
4.00% 6/1/32 (FGIC)	1,000,000	985,870
•Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	1,005,000	1,016,638
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	729,818
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,009,800
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue
(Federal Express Corp. Project) 5.05% 9/1/12	1,000,000	1,018,180
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co. Project)
Series A 5.50% 6/1/30 (XLCA) (AMT)	1,000,000	1,005,650
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	2,887,087
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(USX Project) 5.00% 11/1/15	1,000,000	1,024,530
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PSEG Power LLC Project) 4.00% 1/15/42 (AMT)	5,500,000	5,538,609
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,017,560
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	955,740
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	502,115
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	450,410
Toledo, Lucas County, Ohio Port Authority Development Revenue
(Northwest Ohio Bond Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	410,000	421,439
		26,717,359
Education Revenue Bonds – 6.12%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	934,280
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	1,160,000	1,101,606
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (MBIA)	1,000,000	1,069,400
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	900,000	678,132
Illinois Finance Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	680,000	636,371
Lubbock, Texas Educational Facilities Authority Revenue (Lubbock Christian University)
5.25% 11/1/37	1,000,000	935,440

Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	1,008,280
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
5.50% 12/1/19	500,000	522,910
New York State Dormitory Authority Revenue (Brooklyn Law School) Series A
5.50% 7/1/18 (RADIAN)	1,000,000	1,043,120
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	354,534
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,049,020
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	1,000,000	1,060,820
Pennsylvania State University Series A 5.00% 8/15/19	1,930,000	2,101,403
Texas A & M University Revenue Financing System
5.00% 5/15/12	3,655,000	3,929,417
5.00% 5/15/13	3,760,000	4,086,856
Tulsa, Oklahoma Industrial Authority Student Housing Revenue (University of Tulsa) 5.00% 10/1/37	740,000	729,862
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	262,245
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,090,688
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,322,713
5.00% 6/1/21	1,250,000	1,317,525
		25,234,622
Electric Revenue Bonds – 3.28%
•Burke County, Georgia Development Authority Pollution Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,346,858
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,117,420
Oliver County, North Dakota Pollution Control Revenue (Square Butte Electric Coop) Series A
5.30% 1/1/27 (AMBAC)	1,500,000	1,533,885
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	590,281
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,145,040
Salt River Project, Arizona Agricultural Improvement & Power District Electric System Revenue Series A
5.00% 1/1/27	2,000,000	2,099,340
5.00% 1/1/28	835,000	873,811
South Carolina State Public Service Authority Revenue Refunding Series A 5.125% 1/1/21 (FSA)	1,000,000	1,052,430
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	750,000	750,518
		13,509,583
Escrowed to Maturity Bonds – 0.04%
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project)
5.625% 5/15/26	180,000	190,510
		190,510
Health Care Revenue Bonds – 7.84%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,221,360
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	907,045
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	693,428
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,096,720
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project)
5.25% 7/1/37	2,300,000	1,854,237
•Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,030,700
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital Obligation)
Series A 5.375% 3/1/29 (AMBAC)	700,000	715,736
Maryland State Health & Higher Education Facilities Authority Revenue (Union Hospital of
Cecil County) 5.625% 7/1/32	500,000	507,065
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup) Series E-2
5.375% 7/1/21	4,285,000	4,440,074
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,354,746
(Trinity Health Credit) Series C 5.375% 12/1/23	500,000	513,960

Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System)
5.25% 10/1/22	1,000,000	1,034,200
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B
5.60% 10/1/22	1,000,000	1,030,460
New York State Dormitory Authority Revenue
(Non State Supported Debt-Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,098,540
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	950,000	930,839
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	1,650,000	1,537,421
Scottsdale, Arizona Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) Series A
5.00% 9/1/19	3,065,000	3,113,948
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	1,000,000	947,200
St. Mary Hospital Authority Pennsylvania Health System Revenue
(Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,264,020
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	1,017,690
		32,309,389
Lease Revenue Bonds – 4.14%
California State Public Works Board Lease Revenue (Department of General Services - Butterfield Street)
Series A 5.25% 6/1/25	1,000,000	1,027,090
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	1,340,000	1,340,643
5.00% 6/1/21 (AMBAC)	1,000,000	1,005,250
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,037,070
5.00% 10/15/24	3,000,000	3,090,841
5.50% 10/15/18	2,175,000	2,305,913
Minnesota State Retirement System Building Revenue 5.875% 6/1/27	765,000	795,332
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Crackerneck Creek Project) Series C 5.00% 3/1/28	1,600,000	1,589,952
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,037,800
New York Tobacco Settlement Financing Authority Revenue Asset-Backed Series B 5.00% 6/1/12	2,060,000	2,183,559
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J
5.00% 7/1/28	1,000,000	1,003,070
•Puerto Rico Public Finance Corporate Revenue Series A 5.25% 8/1/29 (MBIA)	620,000	635,568
		17,052,088
Local General Obligation Bonds – 14.97%
^Anaheim, California City School District Election 2002 4.58% 8/1/25 (MBIA)	2,500,000	1,039,150
Belton, Missouri School District #124 Series B 5.25% 3/1/23	1,000,000	1,069,730
Boerne, Texas Independent School District Building
5.25% 2/1/26 (PSF)	4,495,000	4,706,535
5.25% 2/1/29 (PSF)	1,500,000	1,549,800
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,650,605
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,006,560
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (FGIC)	2,940,000	3,035,932
Coralville, Iowa Urban Renewal Revenue Tax Increment Series C
5.00% 6/1/47	850,000	745,484
5.125% 6/1/39	500,000	455,360
Dallas, Texas 5.125% 2/15/15	3,000,000	3,316,080
Denver, Colorado City & County Justice System 5.25% 8/1/18	1,000,000	1,127,340
East Homestead Community Development District Florida Special Assessment Revenue
Series B 5.00% 5/1/11	365,000	346,692
Fairfax County, Virginia Refunding & Public Improvement 5.25% 4/1/14	3,500,000	3,895,815
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,104,960
Gwinnett County, Georgia School District
5.00% 2/1/11	3,500,000	3,715,145
5.00% 2/1/21	2,175,000	2,358,592

Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,381,551
Licking County, Ohio Joint Vocational School District School Facilities Construction and
Improvement 5.00% 12/1/19 (MBIA)	1,000,000	1,049,870
Los Angeles, California Unified School District Election 2004 Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,177,480
Mecklenburg County, North Carolina Public Improvement Series A 5.00% 2/1/11	4,775,000	5,071,050
Middlesex County, New Jersey Improvement Authority Revenue
(County Guaranteed Open Space Trust) 5.25% 9/15/20	1,000,000	1,073,070
Modesto, California Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36	1,500,000	1,258,845
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,732,470
Series G 5.25% 8/1/15	1,000,000	1,079,790
Series I 5.00% 8/1/21	1,000,000	1,035,550
Series J 5.50% 6/1/23	100,000	104,937
North East Texas Independent School District School Building Series A 5.00% 8/1/20 (PSF)	3,500,000	3,750,705
Powell, Ohio 5.50% 12/1/25 (FGIC)	1,500,000	1,581,765
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,098,996
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	235,500
Series B 5.375% 11/1/23	1,000,000	933,360
		61,688,719
§Pre-Refunded Bonds – 9.69%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09	1,850,000	1,934,730
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (FSA)	1,000,000	1,088,050
California State
5.00% 2/1/33-14 (MBIA)	1,800,000	1,971,774
5.25% 2/1/30-12 (MBIA)	5,000	5,418
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,325,110
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,102,290
5.50% 2/15/23-14	1,000,000	1,115,210
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,074,700
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement - University Center Project) 6.00% 5/1/22-12	750,000	838,028
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,108,640
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (MBIA)	715,000	790,340
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,818,220
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
5.75% 11/15/32-12	500,000	554,110
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	579,790
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,003,050
North Texas Health Facilities Development Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,135,270
Ohio State Higher Education Capital Facilities Series B 5.625% 5/1/14-10	5,780,000	6,138,938
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	945,000	1,029,200
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,771,911
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,111,050
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,109,030
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,211,140

Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	895,317
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,156,020
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,082,820
		39,950,156
Resource Recovery Bonds – 0.35%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,500,000	1,434,270
		1,434,270
Special Tax Revenue Bonds – 4.87%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,134,996
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,106,700
•Series B 5.00% 7/1/23	3,365,000	3,551,185
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,653,008
Dallas, Texas Civic Center Convention Complex Revenue Refunding & Improvement
4.875% 8/15/23 (MBIA)	1,500,000	1,518,045
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,042,390
Metropolitan Pier and Exposition Authority Illinois (McCormick Place Expansion Project)
Series A 5.50% 12/15/24 (FGIC)	2,000,000	2,070,500
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	841,270
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	963,820
5.625% 6/15/18	1,000,000	999,590
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,064,030
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,050,720
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,454,580
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,607,784
		20,058,618
State General Obligation Bonds – 24.31%
California State
5.00% 11/1/15	1,795,000	1,935,477
5.00% 2/1/26 (AMBAC)	1,500,000	1,520,460
5.25% 11/1/17	1,000,000	1,059,680
California State Refunding
5.00% 8/1/14	1,025,000	1,101,773
5.25% 2/1/25	3,000,000	3,106,740
California State Various Purposes 5.00% 6/1/31	1,000,000	1,005,280
Georgia State
5.00% 8/1/12	3,125,000	3,379,188
Series D 5.00% 7/1/11	6,865,000	7,341,980
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,748,969
Maryland State & Local Facilities Land Capital Improvement
5.00% 3/15/19	3,675,000	4,023,647
Series A 5.00% 3/1/12	2,000,000	2,150,000
Series A 5.25% 3/1/13	2,500,000	2,748,825
Maryland State Series A 5.50% 3/1/14	1,850,000	2,080,122
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,508,850
Series C 5.00% 9/1/10	7,750,000	8,196,012
Minnesota State
5.00% 11/1/11	2,775,000	2,983,958
5.00% 6/1/14	900,000	990,675
North Carolina State 5.00% 6/1/14	1,700,000	1,873,230
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,302,960
5.00% 3/1/15	1,200,000	1,327,116
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,086,000
Series D 5.00% 9/15/14	3,500,000	3,851,680

Pennsylvania State
5.50% 2/1/13	3,200,000	3,536,768
Second Series 5.00% 8/1/13	4,000,000	4,363,680
Third Series 2004 5.00% 7/1/09	2,885,000	2,978,099
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	3,470,000	3,482,110
5.25% 7/1/23	1,125,000	1,129,590
5.50% 7/1/17	4,415,000	4,598,973
Puerto Rico Commonwealth Series A
5.00% 7/1/16 (Assured Gty)	2,110,000	2,269,579
•5.00% 7/1/30	1,000,000	1,003,070
•Puerto Rico Public Finance Corporation Commonwealth Appropriation (LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,012,820
Texas State Transportation Commission (Mobility Foundation) 5.00% 4/1/13	1,000,000	1,085,150
Texas State Water Financial Assistance Series B 5.50% 8/1/35	3,800,000	3,871,250
Washington State Variable Purpose Series B 5.00% 1/1/20	2,500,000	2,524,750
		100,178,461
Transportation Revenue Bonds – 9.25%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31	410,000	421,751
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,608,793
Chicago, Illinois O’Hare International Airport Revenue General-Airport-Third Lien Series A-2
5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,046,020
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,008,560
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,102,020
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (Assured Gty)	2,760,000	2,998,078
Metropolitan, New York Transportation Authority Revenue 5.00% 11/15/18	2,500,000	2,691,075
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A 5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,028,890
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund) Series B
5.25% 4/1/13 (AMBAC)	3,300,000	3,617,790
North Texas Tollway Authority Dallas North Tollway System Revenue Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,750,613
North Texas Tollway Authority Revenue System (First Tier)
•Series A 6.00% 1/1/20	2,470,000	2,632,971
Series E-3 5.75% 1/1/38	4,000,000	4,429,999
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,329,482
Texas State Transportation Commission Highway Fund Revenue First Tier 5.00% 4/1/18	1,700,000	1,857,148
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,902,251
•Series B-1 5.00% 11/15/25	4,000,000	4,257,879
•Series B-3 5.00% 11/15/38	1,800,000	1,914,822
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	520,955
		38,119,097
Water & Sewer Revenue Bonds – 6.50%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,039,900
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21	2,430,000	2,630,086
Dallas, Texas Waterworks & Sewer System Revenue 5.00% 10/1/24 (FSA)	6,500,000	6,609,720
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	1,500,000	1,543,020
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (MBIA)	3,500,000	3,810,485
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,406,443
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series A 5.125% 6/15/34	2,775,000	2,827,087
New York State Environmental Facilities Revenue (State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,511,794
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,394,720
		26,773,255
Total Municipal Bonds (cost $400,439,001)		403,216,127

•Variable Rate Demand Notes – 2.02%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United Jewish Federation Project) Series A 1.62% 10/1/26	100,000	100,000

Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University)
Series R 1.00% 11/1/49	7,000,000	7,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Compensation Program)
Series A-1 1.56% 7/1/31	1,100,000	1,100,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Newcourtland Elder Services Project) 1.30% 3/1/27	100,000	100,000
Total Variable Rate Demand Notes (cost $8,300,000)		8,300,000

Total Value of Securities – 99.86%
(cost $408,739,001)		411,516,127
Receivables and Other Assets Net of Liabilities (See Notes) – 0.14%		587,235
Net Assets Applicable to 36,600,253 Shares Outstanding – 100.00%		$412,103,362

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2008.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$408,739,001
Aggregate unrealized appreciation	6,917,488
Aggregate unrealized depreciation	(4,140,362)
Net unrealized appreciation	$2,777,126

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $374,647 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $249,429 expires in 2011, $5,791 expires in 2012 and $119,427 expires in 2014.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 19.03% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: